Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
5.	Prepaid expenses and other current assets (in thousands)

	June 30, 2022	December 31, 2021
	(unaudited)
Prepaid director and officer liability insurance	$297	$724
Short term deposits	15	7
Other	86	62

Total prepaid expenses and other current assets	$398	$793